                              [NATIONWIDE(R) LOGO]



                                 NATIONWIDE(R)

                              VA SEPARATE ACCOUNT-C




                              SEMI-ANNUAL REPORT

                                      TO

                               CONTRACT OWNERS

                                JUNE 30, 2002





                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                         HOME OFFICE: COLUMBUS, OHIO



FHL - 474 - 6/02

                              [NATIONWIDE(R) LOGO]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                   [PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VA Separate Account-C.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S.Corporations.While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled.We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs.We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust.We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.



                              /s/ Joseph J. Gasper

                           Joseph J.Gasper, President
                                 August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms.Please note the variable account may have more than one variable product available.Such products may have different underlying mutual funds available from those available in your contract.Therefore, not all funds listed in this report may be available in your contract.Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002.The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value.As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13.This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners.This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the Statements of Operations. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30,2002
                                   (UNAUDITED)


ASSETS:
  Investments at fair value:
     Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
       4,643,537 shares (cost $107,337,343) ....................................................        $ 95,285,373

     Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)
       1,074,452 shares (cost $21,934,983) .....................................................          14,429,885

     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
       21,352,150 shares (cost $21,352,150) ....................................................          21,352,150

     Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
       6,184,629 shares (cost $90,870,162) .....................................................          57,331,513

     One Group(R) IT Balanced Portfolio (OGBal)
       12,506,988 shares (cost $186,998,824) ...................................................         166,718,155

     One Group(R) IT Bond Portfolio (OGBond)
       6,807,349 shares (cost $71,724,998) .....................................................          76,242,313

     One Group(R) IT Diversified Equity Portfolio (OGDivEq)
       5,200,158 shares (cost $84,871,389) .....................................................          66,146,014

     One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
       2,324,344 shares (cost $36,479,726) .....................................................          31,889,995

     One Group(R) IT Equity Index Portfolio (OGEqIndx)
       10,286,763 shares (cost $118,837,462) ...................................................          88,363,294

     One Group(R) IT Government Bond Portfolio (OGGvtBd)
       12,940,121 shares (cost $135,927,926) ...................................................         144,541,157

     One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
       15,007,557 shares (cost $304,561,681) ...................................................         163,132,147

     One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
       11,447,010 shares (cost $196,612,201) ...................................................         157,167,453

     One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
       4,270,556 shares (cost $50,382,471) .....................................................          52,228,902
                                                                                                      --------------

          Total investments ....................................................................       1,134,828,351

  Accounts receivable ..........................................................................                  --
                                                                                                      --------------

          Total assets .........................................................................       1,134,828,351

ACCOUNTS PAYABLE ...............................................................................               9,718
                                                                                                      --------------

CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................................      $1,134,818,633
                                                                                                      ==============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)


                                                                    Total          FidVIPEI         FidVIPOv        GVITMyMkt
                                                              ---------------  ---------------  ---------------  ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................................   $   2,178,360        1,685,987          111,809          142,826
  Mortality and expense risk charges
    (note 2) ..............................................      (7,785,675)        (670,726)         (97,402)        (148,751)
                                                              -------------    -------------    -------------    -------------
    Net investment income .................................      (5,607,315)       1,015,261           14,407           (5,925)
                                                              -------------    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ..................      52,595,730        6,828,254          969,206       13,604,754
  Cost of mutual fund shares sold .........................     (53,048,277)      (6,599,070)      (1,242,030)     (13,604,754)
                                                              -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ...................        (452,547)         229,184         (272,824)              --
  Change in unrealized gain (loss)
    on investments ........................................    (111,081,199)     (10,537,936)        (211,521)              --
                                                              -------------    -------------    -------------    -------------
    Net gain (loss) on investments ........................    (111,533,746)     (10,308,752)        (484,345)              --
                                                              -------------    -------------    -------------    -------------
  Reinvested capital gains ................................       5,766,930        2,294,815               --               --
                                                              -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..................   $(111,374,131)      (6,998,676)        (469,938)          (5,925)
                                                              =============    =============    =============    =============


                                                                   GVITTotRt         OBGal             OGBond          OGDivEq
                                                               ---------------  ---------------  ----------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................................          195,407            9,271           13,727               --
  Mortality and expense risk charges
    (note 2) ..............................................         (407,981)      (1,156,158)        (453,326)        (443,886)
                                                               -------------    -------------    -------------    -------------
    Net investment income .................................         (212,574)      (1,146,887)        (439,599)        (443,886)
                                                               -------------    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ..................        4,244,838        7,233,190        1,028,464          196,879
  Cost of mutual fund shares sold .........................       (6,031,010)      (6,571,362)        (953,300)        (255,867)
                                                               -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ...................       (1,786,172)         661,828           75,164          (58,988)
  Change in unrealized gain (loss)
    on investments ........................................       (2,067,273)     (15,231,800)       2,521,468      (10,796,315)
                                                               -------------    -------------    -------------    -------------
    Net gain (loss) on investments ........................       (3,853,445)     (14,569,972)       2,596,632      (10,855,303)
                                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ................................               --          254,040          270,888               --
                                                               -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..................       (4,066,019)     (15,462,819)       2,427,921      (11,299,189)
                                                               =============    =============    =============    =============


                                                               OGDivMidCap         OGEqIndx          OGGvtBd         OGLgCapGr
                                                              -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................................   $          --               --           19,333               --
  Mortality and expense risk charges
    (note 2) ..............................................        (213,228)        (615,733)        (874,196)      (1,251,607)
                                                              -------------    -------------    -------------    -------------
    Net investment income .................................        (213,228)        (615,733)        (854,863)      (1,251,607)
                                                              -------------    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ..................         426,376        3,328,152        2,072,802        8,133,466
  Cost of mutual fund shares sold .........................        (452,702)      (3,264,509)      (1,973,271)      (8,377,282)
                                                              -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ...................         (26,326)          63,643           99,531         (243,816)
  Change in unrealized gain (loss)
    on investments ........................................      (1,799,385)     (13,559,295)       6,787,909      (43,543,752)
                                                              -------------    -------------    -------------    -------------
    Net gain (loss) on investments ........................      (1,825,711)     (13,495,652)       6,887,440      (43,787,568)
                                                              -------------    -------------    -------------    -------------
  Reinvested capital gains ................................              --               --               --               --
                                                              -------------    -------------    -------------    -------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ..................   $  (2,038,939)     (14,111,385)       6,032,577      (45,039,175)
                                                              =============    =============    =============    =============


                                                               OGMidCapGr       OGMidCapV
                                                              -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................................              --               --
  Mortality and expense risk charges
    (note 2) ..............................................      (1,118,625)        (334,056)
                                                              -------------    -------------
    Net investment income .................................      (1,118,625)        (334,056)
                                                              -------------    -------------

  Proceeds from mutual funds shares sold ..................       3,889,101          640,248
  Cost of mutual fund shares sold .........................      (3,249,677)        (473,443)
                                                              -------------    -------------
    Realized gain (loss) on investments ...................         639,424          166,805
  Change in unrealized gain (loss)
    on investments ........................................     (20,397,172)      (2,246,127)
                                                              -------------    -------------
    Net gain (loss) on investments ........................     (19,757,748)      (2,079,322)
                                                              -------------    -------------
  Reinvested capital gains ................................              --        2,947,187
                                                              -------------    -------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ..................     (20,876,373)         533,809
                                                              =============    =============




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                           Total                               FidVIPEI
                                            -----------------------------------  ----------------------------------
                                                   2002              2001               2002               2001
                                            --------------      ---------------  ----------------     -------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (5,607,315)         3,708,372          1,015,261          1,282,010
  Realized gain (loss) on investments .          (452,547)         6,325,952            229,184          1,345,674
  Change in unrealized gain (loss)
    on investments ....................      (111,081,199)      (159,974,345)       (10,537,936)       (10,488,799)
  Reinvested capital gains ............         5,766,930         75,683,981          2,294,815          5,861,284
                                          ---------------    ---------------    ---------------    ---------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (111,374,131)       (74,256,040)        (6,998,676)        (1,999,831)
                                          ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        77,172,020        136,356,895            356,224            877,878
  Transfers between funds .............                --                 --           (399,288)            30,365
  Redemptions .........................       (63,578,941)       (56,856,055)        (5,412,870)        (5,834,949)
  Annuity benefits ....................           (48,485)                --            (16,228)                --
  Annual contract maintenance charges
    (note 2) ..........................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..........................        (1,166,588)        (1,217,306)           (69,217)           (95,901)
  Adjustments to maintain reserves ....             2,329            (87,519)             2,220            (15,778)
                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........        12,380,335         78,196,015         (5,539,159)        (5,038,385)
                                          ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..       (98,993,796)         3,939,975        (12,537,835)        (7,038,216)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,233,812,429      1,253,440,666        107,817,873        127,784,031
                                          ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 1,134,818,633      1,257,380,641         95,280,038        120,745,815
                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................        76,471,446         57,421,580          4,811,251          5,610,525
                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................         5,209,513         13,896,265             16,413            196,802
  Units redeemed ......................        (3,283,822)        (6,921,947)          (267,802)          (411,831)
                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................        78,397,137         64,395,898          4,559,862          5,395,496
                                          ===============    ===============    ===============    ===============


                                                          FidVIPOv                             GVITMyMkt
                                          -----------------------------------      ----------------------------------
                                                   2002               2001                2002               2001
                                          ------------------    -------------      ----------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ...............             14,407            907,841             (5,925)           356,163
  Realized gain (loss) on investments .           (272,824)           (88,640)                --                 --
  Change in unrealized gain (loss)
    on investments ....................           (211,521)        (5,122,336)                --                 --
  Reinvested capital gains ............                 --          1,648,896                 --                 --
                                           ---------------    ---------------    ---------------    ---------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           (469,938)        (2,654,239)            (5,925)           356,163
                                           ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................             52,201            143,802            248,614            610,678
  Transfers between funds .............            (79,315)          (474,047)         1,986,478          9,651,763
  Redemptions .........................           (706,122)          (862,288)        (8,933,321)        (3,603,703)
  Annuity benefits ....................             (8,713)                --                 --                 --
  Annual contract maintenance charges
    (note 2) ..........................                 --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ..........................            (10,561)           (17,029)          (137,166)           (59,747)
  Adjustments to maintain reserves ....              1,813            (11,025)              (231)            (1,232)
                                           ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........           (750,697)        (1,220,587)        (6,835,626)         6,597,759
                                           ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..         (1,220,635)        (3,874,826)        (6,841,551)         6,953,922
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         15,650,024         22,687,521         28,193,478         18,075,431
                                           ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD..         14,429,389         18,812,695         21,351,927         25,029,353
                                           ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................          1,255,812          1,482,481          2,150,857          1,213,509
                                           ---------------    ---------------    ---------------    ---------------
  Units purchased .....................              4,312             26,608            174,017          1,412,533
  Units redeemed ......................            (64,878)          (107,853)          (695,519)          (901,787)
                                           ---------------    ---------------    ---------------    ---------------
  Ending units ........................          1,195,246          1,401,236          1,629,355          1,724,255
                                           ===============    ===============    ===============    ===============

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                      GVITTotRt                         OGBal
                                           -----------------------------  ------------------------------
                                                2002             2001           2002           2001
                                           ------------     ------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (212,574)       (222,672)     (1,146,887)      1,248,028
  Realized gain (loss) on investments .     (1,786,172)       (778,397)        661,828       1,516,313
  Change in unrealized gain (loss)
    on investments ....................     (2,067,273)     (6,137,060)    (15,231,800)    (10,075,443)
  Reinvested capital gains ............             --              --         254,040         747,188
                                          ------------    ------------    ------------    ------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (4,066,019)     (7,138,129)    (15,462,819)     (6,563,914)
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        400,154       1,114,156       4,198,137       9,462,624
  Transfers between funds .............       (614,206)     (1,132,025)        422,116        (944,595)
  Redemptions .........................     (3,144,871)     (3,536,070)     (8,520,818)    (10,147,688)
  Annuity benefits ....................        (12,089)             --              --              --
  Annual contract maintenance charges
    (note 2) ..........................             --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................        (38,602)        (66,284)       (147,706)       (229,160)
  Adjustments to maintain reserves ....          1,627         (11,721)         (3,946)         (1,729)
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........     (3,407,987)     (3,631,944)     (4,052,217)     (1,860,548)
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     (7,474,006)    (10,770,073)    (19,515,036)     (8,424,462)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     64,805,122      84,017,445     186,264,126     203,670,320
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 57,331,116      73,247,372     166,749,090     195,245,858
                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................      3,269,537       3,823,136       9,913,836      10,094,696
                                          ------------    ------------    ------------    ------------
  Units purchased .....................         20,671         137,161         266,185         755,795
  Units redeemed ......................       (194,182)       (311,526)       (490,907)       (858,796)
                                          ------------    ------------    ------------    ------------
  Ending units ........................      3,096,026       3,648,771       9,689,114       9,991,695
                                          ============    ============    ============    ============


                                                       OGBond                        OGDivEq
                                          -----------------------------   ------------------------------
                                                2002            2001           2002             2001
                                          --------------    -----------   -------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ...............       (439,599)      1,232,569        (443,886)       (214,370)
  Realized gain (loss) on investments .         75,164              --         (58,988)        (13,735)
  Change in unrealized gain (loss)
    on investments ....................      2,521,468          63,944     (10,796,315)     (3,243,357)
  Reinvested capital gains ............        270,888              --              --              --
                                          ------------    ------------    ------------    ------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      2,427,921       1,296,513     (11,299,189)     (3,471,462)
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     13,861,207      17,430,874      10,820,106      19,426,689
  Transfers between funds .............     (2,009,225)      1,154,249       2,277,923         987,174
  Redemptions .........................     (3,495,721)     (1,641,993)     (2,663,013)     (1,671,026)
  Annuity benefits ....................             --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................             --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................        (78,496)        (40,844)        (67,510)        (49,084)
  Adjustments to maintain reserves ....             26             194            (543)         (3,196)
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........      8,277,791      16,902,480      10,366,963      18,690,557
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     10,705,712      18,198,993        (932,226)     15,219,095
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     65,536,874      37,691,054      67,074,465      42,496,627
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..     76,242,586      55,890,047      66,142,239      57,715,722
                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................      5,487,493       1,966,049       7,618,158       2,336,918
                                          ------------    ------------    ------------    ------------
  Units purchased .....................        876,598       1,866,779       1,440,642       2,263,275
  Units redeemed ......................       (194,025)       (376,881)       (208,230)       (304,642)
                                          ------------    ------------    ------------    ------------
  Ending units ........................      6,170,066       3,455,947       8,850,570       4,295,551
                                          ============    ============    ============    ============



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                      OGDivMidCap                     OGEqIndx
                                           -----------------------------   -----------------------------
                                                 2002            2001           2002            2001
                                           -------------    ------------   -------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (213,228)       (126,212)       (615,733)       (229,715)
  Realized gain (loss) on investments .        (26,326)         15,851          63,643          16,299
  Change in unrealized gain (loss)
    on investments ....................     (1,799,385)     (3,589,178)    (13,559,295)     (6,947,786)
  Reinvested capital gains ............             --       3,450,503              --              --
                                          ------------    ------------    ------------    ------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (2,038,939)       (249,036)    (14,111,385)     (7,161,202)
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,021,900       8,601,536       8,406,732      15,803,839
  Transfers between funds .............       (317,356)       (709,710)      1,047,568        (279,842)
  Redemptions .........................     (1,247,454)       (805,276)     (3,961,761)     (3,560,122)
  Annuity benefits ....................             --              --         (10,882)             --
  Annual contract maintenance charges
    (note 2) ..........................             --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................        (34,542)        (27,156)        (94,261)        (84,549)
  Adjustments to maintain reserves ....             97          (8,914)          1,636         (13,659)
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........      2,422,645       7,050,480       5,389,032      11,865,667
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..        383,706       6,801,444      (8,722,353)      4,704,465
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     31,499,830      21,880,537      97,089,394      90,689,512
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 31,883,536      28,681,981      88,367,041      95,393,977
                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................      2,590,038         968,344       9,575,988       6,159,051
                                          ------------    ------------    ------------    ------------
  Units purchased .....................        251,572         749,341         719,860       1,776,432
  Units redeemed ......................        (55,046)       (177,066)       (164,112)       (713,136)
                                          ------------    ------------    ------------    ------------
  Ending units ........................      2,786,564       1,540,619      10,131,736       7,222,347
                                          ============    ============    ============    ============


                                                       OGGvtBd                       OGLgCapGr
                                            ----------------------------   ----------------------------
                                                 2002            2001           2002           2001
                                            ------------    ------------   -------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............       (854,863)      2,435,050      (1,251,607)     (1,678,650)
  Realized gain (loss) on investments .         99,531          53,299        (243,816)      3,205,629
  Change in unrealized gain (loss)
    on investments ....................      6,787,909        (333,815)    (43,543,752)    (70,557,408)
  Reinvested capital gains ............             --              --              --      32,107,536
                                          ------------    ------------    ------------    ------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      6,032,577       2,154,534     (45,039,175)    (36,922,893)
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     13,868,798      18,600,846       5,713,170      14,606,994
  Transfers between funds .............      1,161,922       4,514,210      (2,481,590)     (7,109,294)
  Redemptions .........................     (6,561,425)     (4,683,823)     (9,148,579)    (11,951,424)
  Annuity benefits ....................           (573)             --              --              --
  Annual contract maintenance charges
    (note 2) ..........................             --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................       (125,747)        (90,585)       (166,542)       (255,783)
  Adjustments to maintain reserves ....            106          (1,949)             (8)         (6,038)
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........      8,343,081      18,338,699      (6,083,549)     (4,715,545)
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     14,375,658      20,493,233     (51,122,724)    (41,638,438)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    130,157,531      93,602,993     214,248,302     284,944,544
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..    144,533,189     114,096,226     163,125,578     243,306,106
                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................      8,667,671       5,608,503      10,953,265      11,101,330
                                          ------------    ------------    ------------    ------------
  Units purchased .....................        705,354       1,979,363         339,278         896,251
  Units redeemed ......................       (164,389)       (712,664)       (690,664)     (1,115,056)
                                          ------------    ------------    ------------    ------------
  Ending units ........................      9,208,636       6,875,202      10,601,879      10,882,525
                                          ============    ============    ============    ============

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                      OGMidCapGr                       OGMidCapV
                                          --------------------------------   --------------------------------
                                                 2002             2001            2002              2001
                                          ---------------    -------------   ---------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  (1,118,625)      (1,169,796)        (334,056)        (111,874)
  Realized gain (loss) on investments .         639,424          964,273          166,805           89,386
  Change in unrealized gain (loss)
    on investments ....................     (20,397,172)     (43,212,961)      (2,246,127)        (330,146)
  Reinvested capital gains ............              --       29,222,978        2,947,187        2,645,596
                                          -------------    -------------    -------------    -------------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (20,876,373)     (14,195,506)         533,809        2,292,962
                                          -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       7,692,714       16,565,804        7,532,063       13,111,175
  Transfers between funds .............         380,501       (2,799,094)      (1,375,528)      (2,889,154)
  Redemptions .........................      (7,767,317)      (7,317,494)      (2,015,669)      (1,240,199)
  Annuity benefits ....................              --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................              --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................        (143,170)        (163,000)         (53,068)         (38,184)
  Adjustments to maintain reserves ....            (170)          (8,601)            (298)          (3,871)
                                          -------------    -------------    -------------    -------------
      Net equity transactions .........         162,558        6,277,615        4,087,500        8,939,767
                                          -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     (20,713,815)      (7,917,891)       4,621,309       11,232,729
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     177,872,470      193,140,882       47,602,940       32,759,769
                                          -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 157,158,655      185,222,991       52,224,249       43,992,498
                                          =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units .....................       6,588,288        5,566,423        3,589,252        1,490,615
                                          -------------    -------------    -------------    -------------
  Units purchased .....................           6,319          756,638          388,292        1,079,287
  Units redeemed ......................          (2,079)        (541,089)         (91,989)        (389,620)
                                          -------------    -------------    -------------    -------------
  Ending units ........................       6,592,528        5,781,972        3,885,555        2,180,282
                                          =============    =============    =============    =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2002 AND 2001
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VASeparate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:


           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
             Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
             Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)

           Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
             Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
             Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

           Funds of The One Group(R) Investment Trust (One Group(R) IT);
             One Group(R) IT - Balanced Portfolio (OGBal) (formerly One Group - Asset Allocation Fund)
             One Group(R) IT - Bond Portfolio (OGBond)
             One Group(R) IT - Diversified Equity Portfolio (OGDivEq)
             One Group(R) IT - Diversified Mid Cap Portfolio (OGDivMidCap)
             One Group(R) IT - Equity Index Portfolio (OGEqIx) (formerly One Group - Equity Index Fund)
             One Group(R) IT - Government Bond Portfolio (OGGvtBd)
                (formerly One Group - Government Bond Fund)
             One Group(R) IT - Large Cap Growth Portfolio (OGLgCapGr)
                (formerly One Group - Large Company Growth Fund))
             One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
                (formerly One Group - Growth Opportunities Fund)
             One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)

          At June 30, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002.The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.


                                                                        CONTRACT
                                                                        EXPENSE                    UNIT           CONTRACT
                                                                         RATE(*)      UNITS     FAIR VALUE     OWNERS' EQUITY
                                                                        --------    ---------  ------------    --------------
    Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,559,862  $ 20.855146    $   95,096,588
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     5,135,413    23.474824       120,552,914
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     5,610,525    21.544687       120,877,005
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     5,917,067    23.771055       140,654,925
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     5,318,886    21.159972       112,547,479

    Fidelity(R) VIP - Overseas Portfolio:Initial Class
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,195,246    11.983722        14,323,496
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,335,625    13.985593        18,679,509
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,482,481    18.779911        27,840,861
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,390,368    15.192910        21,123,736
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,285,023    14.642593        18,816,069

    Gartmore GVIT Money Market Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,629,355    13.104527        21,351,927
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,920,721    13.031226        25,029,349
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,213,509    12.512952        15,184,580
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%      905,345     12.030488        10,891,742
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%      771,350     11.615424         8,959,558

    Gartmore GVIT Total Return Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,096,026    18.474573        57,197,758
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,514,958    20.792740        73,085,608
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,823,136    24.151274        92,333,606
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,864,905    24.516311        94,753,213
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,297,670    21.800224        71,889,945

    One Group(R) IT Balanced Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     9,689,114    17.209942       166,749,090
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    10,213,642    19.116184       195,245,858
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    10,094,696    20.095844       202,861,436
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     7,669,299    19.323528       148,197,914
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,162,261    17.311541        72,055,152

    One Group(R) IT Bond Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     6,170,066    12.356851        76,242,586
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     4,883,390    11.444929        55,890,047
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,966,049    10.355257        20,358,942

    One Group(R) IT Diversified Equity Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     8,850,570     7.473218        66,142,239
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     6,216,487     9.284299        57,715,722
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%     2,336,918    10.703972        25,014,305


                                                                         INVESTMENT
                                                                           INCOME       TOTAL
                                                                          RATIO(**)    RETURN(***)
                                                                         -----------   -----------
    Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.62%     -6.75%
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.69%     -1.55%
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.70%     -3.30%
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.38%     11.97%
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.25%      9.81%

    Fidelity(R) VIP - Overseas Portfolio:Initial Class
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.74%     -3.11%
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5.06%    -12.03%
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%     -5.68%
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.46%      7.41%
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.74%     15.21%

    Gartmore GVIT Money Market Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.52%     -0.03%
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2.26%      1.65%
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2.59%      2.15%
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2.21%      1.64%
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2.72%      1.96%

    Gartmore GVIT Total Return Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.16%     -6.57%
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.36%     -8.49%
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.27%      2.69%
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.39%     10.03%
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.57%     14.03%

    One Group(R) IT Balanced Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.01%     -8.40%
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.28%     -3.17%
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.60%      2.14%
       1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.24%      4.88%
       1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.33%     10.45%

    One Group(R) IT Bond Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.02%      3.47%
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3.25%      3.04%
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.13%      3.25%

    One Group(R) IT Diversified Equity Portfolio
       2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.00%    -15.12%
       2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.22%     -6.98%
       2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.25%      1.24%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C


                                                   CONTRACT                                              INVESTMENT
                                                   EXPENSE                   UNIT           CONTRACT       INCOME       TOTAL
                                                   RATE(*)      UNITS     FAIR VALUE     OWNERS' EQUITY   RATIO(**)    RETURN(***)
                                                  --------    ---------  ------------    --------------  -----------   -----------
One Group(R) IT Diversified Mid Cap Portfolio
   2002 . . . . . . . . . . . . . . . . . . . .    1.30%     2,786,564    11.441882        31,883,536      0.00%          -5.92%
   2001 . . . . . . . . . . . . . . . . . . . .    1.30%     2,276,288    12.600330        28,681,981      0.14%          -1.87%
   2000 . . . . . . . . . . . . . . . . . . . .    1.30%       968,344    12.018518        11,638,060      0.33%          10.35%

One Group(R) IT Equity Index Portfolio
   2002 . . . . . . . . . . . . . . . . . . . .    1.30%    10,131,736     8.709877        88,246,174      0.00%         -13.96%
   2001 . . . . . . . . . . . . . . . . . . . .    1.30%     8,798,831    10.824369        95,241,793      0.40%          -7.49%
   2000 . . . . . . . . . . . . . . . . . . . .    1.30%     6,159,051    12.913512        79,534,979      0.60%          -1.39%
   1999 . . . . . . . . . . . . . . . . . . . .    1.30%     2,358,030    12.247828        28,880,746      0.75%          11.80%
   1998 . . . . . . . . . . . . . . . . . . . .    1.30%       114,781    10.063323         1,155,078      0.85%           0.63%
                                                                                                                          05/01/98

One Group(R) IT Government Bond Portfolio
   2002 . . . . . . . . . . . . . . . . . . . .    1.30%     9,208,636    15.695396       144,533,189      0.01%           4.52%
   2001 . . . . . . . . . . . . . . . . . . . .    1.30%     7,852,346    14.530208       114,096,226      2.98%           2.23%
   2000 . . . . . . . . . . . . . . . . . . . .    1.30%     5,608,503    13.275145        74,453,691      3.22%           3.26%
   1999 . . . . . . . . . . . . . . . . . . . .    1.30%     3,890,469    12.908597        50,220,497      2.92%          -2.20%
   1998 . . . . . . . . . . . . . . . . . . . .    1.30%     1,814,181    12.856302        23,323,658      3.10%           3.18%

One Group(R) IT Large Cap Growth Portfolio
   2002 . . . . . . . . . . . . . . . . . . . .    1.30%    10,601,879    15.386478       163,125,578      0.00%         -21.34%
   2001 . . . . . . . . . . . . . . . . . . . .    1.30%    11,242,765    21.641127       243,306,106      0.00%         -12.95%
   2000 . . . . . . . . . . . . . . . . . . . .    1.30%    11,101,330    32.566769       361,534,450      0.00%          -0.38%
   1999 . . . . . . . . . . . . . . . . . . . .    1.30%     9,047,064    28.417857       257,098,171      0.09%          10.91%
   1998 . . . . . . . . . . . . . . . . . . . .    1.30%     6,624,843    22.323221       147,887,835      0.22%          21.47%

One Group(R) IT Mid Cap Growth Portfolio
   2002 . . . . . . . . . . . . . . . . . . . .    1.30%     6,592,528    23.838906       157,158,655      0.00%         -11.70%
   2001 . . . . . . . . . . . . . . . . . . . .    1.30%     6,523,738    28.392155       185,222,991      0.00%          -7.27%
   2000 . . . . . . . . . . . . . . . . . . . .    1.30%     5,566,423    33.459413       186,249,246      0.00%          14.11%
   1999 . . . . . . . . . . . . . . . . . . . .    1.30%     4,332,717    24.612919       106,640,812      0.00%           3.91%
   1998 . . . . . . . . . . . . . . . . . . . .    1.30%     3,601,144    19.942906        71,817,276      0.00%          15.36%

One Group(R) IT Mid Cap Value Portfolio
   2002 . . . . . . . . . . . . . . . . . . . .    1.30%     3,885,555    13.440615        52,224,249      0.00%           1.34%
   2001 . . . . . . . . . . . . . . . . . . . .    1.30%     3,244,413    13.559465        43,992,498      0.35%           5.74%
   2000 . . . . . . . . . . . . . . . . . . . .    1.30%     1,490,615    10.497837        15,648,233      0.76%           3.36%
                                                                                         ------------


                                                                                     CONTRACT
                                                                                  OWNERS' EQUITY
                                                                                ------------------
    2002 Reserves for annuity contracts in payout phase:

      Non-tax qualified .......................................................            543,568
                                                                                    --------------
    2002 Contract owners' equity ................................................    $1,134,818,633
                                                                                    ==============

    2001 Reserves for annuity contracts in payout phase:

      Non-tax qualified .......................................................            640,039
                                                                                    --------------
    2001 Contract owners' equity ..............................................     $1,257,380,641
                                                                                    ==============

    2000 Reserves for annuity contracts in payout phase:

      Non-tax qualified .......................................................            790,481
                                                                                    --------------

    2000 Contract owners' equity ...............................................    $1,234,319,875
                                                                                    ==============

    1999 Contract owners' equity ..............................................     $  879,609,697
                                                                                    ==============

    1998 Contract owners' equity ..............................................     $  546,608,538
                                                                                    ==============

(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(***) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


--------------------------------------------------------------------------------


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S. Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                     Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company